Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal					$ 0	$ 0
State					7	(1)
Total current					7	(1)
Deferred:
Federal					0	(152)
State					0	0
Total deferred					0	(152)
Total provision for income taxes	$ 3	$ 3	$ 5	$ 3	$ 7	$ (153)